SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Options) (Narrative) (Details)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2010 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 14.45	$ 12.90	$ 20.48
Share-based compensation expense				79,084,000	76,535,000	53,142,000
Unrecognized share-based compensation cost				112,387,000
Unrecognized share-based compensation cost, weighted average period expected to be recognized				2 years 14 days